Cover Page	Dec. 03, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 03, 2024
Entity Registrant Name	THE J. M. SMUCKER COMPANY
Entity Incorporation, State or Country Code	OH
Entity File Number	001-05111
Entity Tax Identification Number	34-0538550
Entity Address, Address Line One	One Strawberry Lane
Entity Address, City or Town	Orrville,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44667-0280
City Area Code	330
Local Phone Number	682-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares, no par value
Trading Symbol	SJM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000091419
Amendment Flag	false